Related party transactions (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Oct. 05, 2021 GBP (£)	Dec. 31, 2022 GBP (£) compound	Dec. 31, 2021 GBP (£) compound	Dec. 31, 2020 GBP (£)
Disclosure of transactions between related parties [line items]
Additional capital contributions			£ 242,000	£ 1,424,000	£ 1,378,000
RE Ventures I, LLC
Disclosure of transactions between related parties [line items]
Additional capital contributions			242,000	1,424,000
Joint ventures where entity is venturer | RE Ventures I, LLC
Disclosure of transactions between related parties [line items]
Additional capital contributions			242,000	1,424,000
Revenue recognized, related party transactions			0	330,000
Research and development costs, related party transactions			302,000	145,000
Contract assets, related party transaction			£ 0	£ 98,000
Evotec AG
Disclosure of transactions between related parties [line items]
Number of novel compounds under joint operations | compound			3	3
Proportion of ownership interest in joint operation	50.00%		40.00%	50.00%
Invoiced, related party transactions		£ 223,000
Outstanding, related party transactions				£ 0
Evotec AG | Celgene Corporation
Disclosure of transactions between related parties [line items]
Invoiced, related party transactions		9,983,000
Outstanding, related party transactions				0
Aptuit (Verona) SRL
Disclosure of transactions between related parties [line items]
Invoiced, related party transactions		£ 724,000
Outstanding, related party transactions				£ 0